RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2025
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS [Text Block]

14. RELATED PARTY TRANSACTIONS

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company directly or indirectly, including any directors (executive and non-executive) of the Company.

The Company defines key management personnel as its key executive management and Board of Directors. In addition to their salaries, the Company provides a benefit plan and other allowances to its key management personnel. Key management personnel are also granted stock options at the discretion of the Board of Directors.

The remuneration of key management personnel during the years ended March 31, 2025 and 2024 were as follows:

	2025	2024
	$	$
Directors fees	252,500	173,125
Salaries and benefits	1,010,201	1,441,458
Share-based compensation	1,191,219	1,408,778
Total remuneration of key management personnel	2,453,920	3,023,361